Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 6,387					$ 6,387
Provision for loan losses	686	443	55	135	646	1,334	432	484	1,319	2,896	1,558
Balance at end of period	6,916				6,387				6,916	6,387
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				6,387				4,970	6,387	4,970	4,799
Provision for loan losses									1,319	2,896	1,558
Loans charged-off									(1,057)	(1,817)	(1,726)
Recoveries of loans previously charged-off									267	338	339
Balance at end of period	6,916				6,387				6,916	6,387	4,970
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,125				759	1,125	759	915
Provision for loan losses									522	561	530
Loans charged-off									(712)	(299)	(686)
Recoveries of loans previously charged-off									40	104	0
Balance at end of period	975				1,125				975	1,125	759
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				3,028				2,337	3,028	2,337	2,700
Provision for loan losses									523	1,818	228
Loans charged-off									(228)	(1,267)	(606)
Recoveries of loans previously charged-off									72	140	15
Balance at end of period	3,395				3,028				3,395	3,028	2,337
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				22				280	22	280	64
Provision for loan losses									56	258	15
Loans charged-off									0	0	(83)
Recoveries of loans previously charged-off									91	0	284
Balance at end of period	169				22				169	22	280
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,735				1,148	1,735	1,148	790
Provision for loan losses									159	556	588
Loans charged-off									(22)	0	(267)
Recoveries of loans previously charged-off									3	31	37
Balance at end of period	1,875				1,735				1,875	1,735	1,148
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				477				446	477	446	330
Provision for loan losses									59	219	197
Loans charged-off									(95)	(251)	(84)
Recoveries of loans previously charged-off									61	63	3
Balance at end of period	$ 502				$ 477				$ 502	$ 477	$ 446